Related Parties - Principal transactions (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)
Revenues, other income and interest income:
Royalties (TelevisaUnivision)			$ 660,842		$ 8,548,036
Programming production and transmission rights	$ 1,516,369		1,453,875		738,650
Telecom services	466,957		205,591		57,759
Administrative services	78,367		115,190		7,371
Advertising	1,902,307		1,854,152		10,417
Interest income	685,098		618,921		49,736
Lease	412,329		408,893
Total revenues, other income and interest income	5,061,427		5,317,464		9,411,969
Costs and expenses:
Donations	30,000		26,229		26,606
Advertising	266,834		297,497
Administrative services	68,149		127,762		19,410
Technical services	299,192		391,896		295,915
Programming production, transmission rights and telecom	5,176,944		4,499,464		787,487
Total	5,841,119		5,342,848		1,129,418
Univision
Related party transactions
Provision for certain yearly minimum guaranteed advertising	$ 180,331	$ 10.6	$ 211,829	$ 10.8	$ 712,417	$ 35.1